Deposits (Tables)	9 Months Ended
Jul. 31, 2020
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Summary of Deposits and Components

$ millions, as at				2020 Jul. 31	2019 Oct. 31
	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	Total	Total
Personal	$13,338	$125,086	$58,985	$197,409	$178,091
Business and government (7)	79,504	73,605	158,519	311,628	257,502
Bank	6,021	340	10,044	16,405	11,224
Secured borrowings (8)	–	–	40,693	40,693	38,895
	$98,863	$199,031	$268,241	$566,135	$485,712
Comprised of:
Held at amortized cost				$554,029	$475,254
Designated at fair value				12,106	10,458
				$566,135	$485,712
Total deposits include (9) :
Non-interest-bearing deposits
Canada				$68,000	$51,880
U.S.				12,217	7,876
Other international				5,619	4,647
Interest-bearing deposits
Canada				390,811	344,756
U.S.				64,723	56,844
Other international				24,765	19,709
				$566,135	$485,712
(1)
Includes deposits of $190.4 billion (October 31, 2019: $152.8 billion) denominated in U.S. dollars and deposits of $31.7 billion (October 31, 2019: $30.0 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $3,078 million (October 31, 2019: $2,930 million).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $18,767 million (October 31, 2019: $8,986 million) of deposits which are subject to the bank recapitalization
(bail-in)
conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $304 million (October 31, 2019: $302 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, covered bond programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.